INCOME TAXES (Details) - Income tax provision (benefit) - USD ($)	12 Months Ended
	Oct. 31, 2016	Oct. 31, 2015
Federal:
Current
Deferred	(1,631,000)	(487,000)
State:
Current
Deferred	(134,000)	(120,000)
Adjustment to valuation allowance related to net deferred tax assets	1,765,000	607,000
Income Tax Provision (Benefit)